Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule of Inventory) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Natural gas and NGLs, excluding propane	$ 338	$ 146
Propane	0	87
Energy Related Inventory, Crude Oil, Products and Merchandise	418	0
Inventory, refined products	572	0
Appliances, parts and fittings and other	194	95
Total inventories	$ 1,522	$ 328